FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Schedule of available facilities for liquidity risk

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2017
VEON Holdings B.V.—Revolving Credit Facility*	Feb 2020	US$1,688	US$250	US$1,438	1,688	250	1,438
VEON Holdings B.V.—Term Loan Facility	May 2018	RUB 45,000 million	RUB 30,000 million	RUB 15,000 million	781	520	261
Banglalink Digital Communications Ltd.—Syndicated Term Loan Facility	Sep 2018	BDT 29,300 million	—	BDT 29,300 million	353	—	353
Pakistan Mobile Communications Limited—Syndicated Term Loan Facility	Jun 2018	PKR 26,750 million	PKR 17,000 million	PKR 9,750 million	242	154	88
Pakistan Mobile Communications Limited—Term Loan Facility	Jun 2018	PKR 10,000 million	PKR 5,000 million	PKR 5,000 million	90	45	45
2016
VEON Amsterdam B.V.—Revolving Credit Facility	March 2017	US$1,800	—	US$1,800	1,800	—	1,800
VEON Holdings B.V.—Vendor Financing Facility China Development Bank	September 2018	RMB 700 million	RMB 149 million	RMB 551 million	101	21	80
PJSC VimpelCom—Revolving Credit Facility Sberbank	May 2017	RUB 15,000 million	—	RUB 15,000 million	247	—	247
Optimum Telecom Algérie SpA—Term Loan Facility	December 2017	DZD 32,000 million	—	DZD 32,000 million	290	—	290

*        The facility amount of US$1,688 is available until February 2020. Subsequently a reduced facility amount of US$1,586 is available until February 2021.

Schedule of maturity analysis of financial liabilities

	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
At December 31, 2017
Bank loans and bonds	1,862	4,141	4,958	2,774	13,735
Derivative financial liabilities
Gross cash inflows	(37)	(49)	(12)	—	(98)
Gross cash outflows	29	27	51	—	107
Trade and other payables	1,523	—	—	—	1,523
Other financial liabilities	—	62	—	—	62
Warid non-controlling interest put option liability	—	310	—	—	310

Total financial liabilities	3,377	4,491	4,997	2,774	15,639
Related derivatives financial assets
Gross cash inflows	(275)	—	—	—	(275)
Gross cash outflows	270	—	—	—	270

Related derivative financial assets	(5)	—	—	—	(5)

Total financial liabilities, net of derivative assets	3,372	4,491	4,997	2,774	15,634

	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
At December 31, 2016
Bank loans and bonds	3,529	3,897	2,018	3,310	12,754
Derivative financial liabilities
Gross cash inflows	(451)	—	—	—	(451)
Gross cash outflows	495	2	—	—	497
Trade and other payables and dividend payables	1,744	—	—	—	1,744
Other financial liabilities	29	44	—	—	73
Warid non-controlling interest put option liability	—	—	290	—	290

Total financial liabilities	5,346	3,943	2,308	3,310	14,907
Related derivatives financial assets
Gross cash inflows	(29)	—	—	—	(29)
Gross cash outflows	27	—	—	—	27

Related derivative financial assets	(2)	—	—	—	(2)

Total financial liabilities, net of derivative assets	5,344	3,943	2,308	3,310	14,905

INTEREST RATE RISK
FINANCIAL RISK MANAGEMENT
Schedule of sensitivity analysis

	Effect on profit / (loss) before tax		Effect on other comprehensive income
Increase / decrease in basis points	+100	–100	+100	–100
2017
Euro	(7)	7	23	(24)
U.S. Dollar	3	(3)	(20)	21
Pakistani Rupee	(3)	3	1	(1)
Ukrainian Hryvnia	2	(2)	—	—
Other currencies	4	(4)	—	—
2016
Algerian Dinar	(1)	1	—	—
Uzbek Som	7	(7)	—	—
Pakistani Rupee	—	—	2	(2)
Ukrainian Hryvnia	1	(1)	—	—
Other currencies	2	(2)	—	—

FOREIGN CURRENCY RISK
FINANCIAL RISK MANAGEMENT
Schedule of sensitivity analysis

	Effect on profit / (loss) before tax		Effect on other comprehensive income
Change in foreign exchange rate against US$	10% depreciation	10% appreciation	10% depreciation	10% appreciation
2017
Russian Ruble	44	(48)	—	—
Bangladeshi Taka	(69)	76	—	—
Pakistani Rupee	(27)	30	—	—
Kazakh Tenge	4	(5)	—	—
Uzbek Som	(12)	13	—	—
Georgian Lari	(32)	35	—	—
Armenian dram	(0)	1	—	—
Euro	(18)	20	132	(145)
Algerian Dinar	(3)	3	—	—
Other currencies	0	(0)	—	—
2016
Russian Ruble	(80)	84	30	(33)
Bangladeshi Taka	(68)	75	—	—
Pakistani Rupee	(30)	33	—	—
Kazakh Tenge	5	(5)	—	—
Uzbek Som	(4)	4	(27)	30
Georgian Lari	(30)	33	—	—
Armenian dram	18	(20)	—	—
Euro	(9)	10	—	—
Algerian Dinar	(3)	4	—	—
Other currencies	(5)	5	—	—